NET PREMIUMS EARNED, Gross Written Premiums by Insurance Type (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 3,848,144	S/ 3,355,573	S/ 2,860,457
Percentage of gross written premium		100.00%	100.00%	100.00%
Life Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[1]	S/ 2,016,616	S/ 1,617,938	S/ 1,282,233
Percentage of gross written premium	[1]	52.40%	48.22%	44.83%
Percentage rate of breakdown of life insurance gross written premium		100.00%	100.00%	100.00%
Life Insurance [Member] | Disability And Survival [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[2]	S/ 778,661	S/ 645,194	S/ 458,653
Percentage rate of breakdown of life insurance gross written premium	[2]	38.61%	39.88%	35.77%
Life Insurance [Member] | Credit Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 660,696	S/ 593,370	S/ 582,064
Percentage rate of breakdown of life insurance gross written premium		32.76%	36.67%	45.39%
Life Insurance [Member] | Individual Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[3]	S/ 323,881	S/ 119,220	S/ 46,391
Percentage rate of breakdown of life insurance gross written premium	[3]	16.06%	7.37%	3.62%
Life Insurance [Member] | Group Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 165,651	S/ 150,777	S/ 129,315
Percentage rate of breakdown of life insurance gross written premium		8.21%	9.32%	10.09%
Life Insurance [Member] | Annuities [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 87,727	S/ 109,377	S/ 65,810
Percentage rate of breakdown of life insurance gross written premium		4.36%	6.76%	5.13%
Health Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[4]	S/ 638,017	S/ 600,333	S/ 561,702
Percentage of gross written premium	[4]	16.58%	17.89%	19.64%
Health Insurance [Member] | Medical Assistance Services [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 552,800	S/ 519,800	S/ 483,100
Percentage of entity's revenue		86.65%	86.59%	86.01%
General Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[5]	S/ 1,193,511	S/ 1,137,302	S/ 1,016,522
Percentage of gross written premium	[5]	31.02%	33.89%	35.53%
Percentage rate of breakdown of general insurance gross written premium		100.00%	100.00%	100.00%
General Insurance [Member] | Automobile [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 335,401	S/ 334,939	S/ 339,306
Percentage rate of breakdown of general insurance gross written premium		28.10%	29.45%	33.38%
General Insurance [Member] | Fire and Allied Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 324,351	S/ 311,048	S/ 271,380
Percentage rate of breakdown of general insurance gross written premium		27.18%	27.35%	26.70%
General Insurance [Member] | Theft and Robbery [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 132,138	S/ 110,815	S/ 88,751
Percentage rate of breakdown of general insurance gross written premium		11.07%	9.74%	8.73%
General Insurance [Member] | Third Party Liability [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 124,983	S/ 109,907	S/ 62,080
Percentage rate of breakdown of general insurance gross written premium		10.47%	9.66%	6.11%
General Insurance [Member] | Transport [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 74,237	S/ 58,300	S/ 42,758
Percentage rate of breakdown of general insurance gross written premium		6.22%	5.13%	4.21%
General Insurance [Member] | Technical Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	[6]	S/ 68,611	S/ 63,792	S/ 59,370
Percentage rate of breakdown of general insurance gross written premium	[6]	5.75%	5.61%	5.84%
General Insurance [Member] | Marine Hull [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 35,104	S/ 29,414	S/ 23,091
Percentage rate of breakdown of general insurance gross written premium		2.94%	2.59%	2.27%
General Insurance [Member] | SOAT (Mandatory Automobile Line) [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 25,334	S/ 25,662	S/ 32,934
Percentage rate of breakdown of general insurance gross written premium		212.00%	2.26%	3.24%
General Insurance [Member] | Aviation [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 16,551	S/ 38,275	S/ 37,366
Percentage rate of breakdown of general insurance gross written premium		1.39%	3.37%	3.68%
General Insurance [Member] | Other Minors [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums		S/ 56,801	S/ 55,150	S/ 59,486
Percentage rate of breakdown of general insurance gross written premium		4.76%	4.84%	5.84%

[1]	The breakdown of life insurance gross written premiums is as follows:
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.
[4]	Health insurance gross written premiums after adjustments include medical assistance which amounts to S/ 552.8 million as of December 31, 2022 (S/ 519.8 million and S/ 483.1 million as of December 31, 2021 and 2020, respectively) and represents 86.65 percent of this line of business as of December 31, 2022 ( 86.59 and 86.01 percent as of December 31, 2021 and 2020,respectively).
[5]	General insurance gross written premiums consist of the following:
[6]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).